UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Stock Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Stock Fund

June 30, 2019

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	22.35%	12.32%	9.70%	13.23%
Class A with 5.75% Maximum Sales Charge	—	—	15.30	5.88	8.41	12.56
Class C at NAV	10/01/2009	11/01/2001	21.91	11.45	8.88	12.42
Class C with 1% Maximum Sales Charge	—	—	20.91	10.45	8.88	12.42
Class I at NAV	09/03/2008	11/01/2001	22.49	12.57	9.97	13.52
S&P 500® Index	—	—	18.54%	10.42%	10.71%	14.69%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.10%	1.85%	0.85%
Net				0.98	1.73	0.73

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Microsoft Corp.	4.8%

Apple, Inc.	3.5

Alphabet, Inc., Class C	3.5

Visa, Inc., Class A	3.1

Amazon.com, Inc.	2.7

Procter & Gamble Co. (The)	2.4

Bank of America Corp.	2.3

Facebook, Inc., Class A	2.3

Danaher Corp.	2.2

Verizon Communications, Inc.	2.1

Total	28.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

   Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,223.50	$5.40	**	0.98%
Class C	$1,000.00	$1,219.10	$9.52	**	1.73%
Class I	$1,000.00	$1,224.90	$4.03	**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Investment in Stock Portfolio, at value (identified cost, $69,748,714)	$95,060,941

Receivable for Fund shares sold	106,520

Receivable from affiliate	13,642

Total assets	$95,181,103

Liabilities

Payable for Fund shares redeemed	$99,441

Payable to affiliates:

Distribution and service fees	18,770

Trustees’ fees	125

Accrued expenses	39,004

Total liabilities	$157,340

Net Assets	$95,023,763

Sources of Net Assets

Paid-in capital	$71,527,385

Distributable earnings	23,496,378

Total	$95,023,763

Class A Shares

Net Assets	$49,858,688

Shares Outstanding	2,768,716

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$18.01

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$19.11

Class C Shares

Net Assets	$10,690,511

Shares Outstanding	609,678

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$17.53

Class I Shares

Net Assets	$34,474,564

Shares Outstanding	1,911,904

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$18.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends allocated from Portfolio (net of foreign taxes, $8,482)	$712,248

Expenses allocated from Portfolio	(286,151)

Total investment income from Portfolio	$426,097

Expenses

Distribution and service fees

Class A	$58,818

Class C	54,512

Trustees’ fees and expenses	250

Custodian fee	12,248

Transfer and dividend disbursing agent fees	32,222

Legal and accounting services	9,088

Printing and postage	12,744

Registration fees	51,693

Miscellaneous	4,722

Total expenses	$236,297

Deduct —

Allocation of expenses to affiliate	$81,181

Total expense reductions	$81,181

Net expenses	$155,116

Net investment income	$270,981

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$2,345,801

Foreign currency transactions	(6)

Net realized gain	$2,345,795

Change in unrealized appreciation (depreciation) —

Investments	$15,362,624

Foreign currency	182

Net change in unrealized appreciation (depreciation)	$15,362,806

Net realized and unrealized gain	$17,708,601

Net increase in net assets from operations	$17,979,582

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$270,981	$769,842

Net realized gain	2,345,795	7,936,404 (1)

Net change in unrealized appreciation (depreciation)	15,362,806	(13,917,629)

Net increase (decrease) in net assets from operations	$17,979,582	$(5,211,383)

Distributions to shareholders —

Class A	$—	$(4,801,685)

Class C	—	(1,206,463)

Class I	—	(3,453,645)

Total distributions to shareholders	$—	$(9,461,793)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,262,621	$5,948,746

Class C	260,867	1,350,480

Class I	3,399,727	6,250,370

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	4,592,175

Class C	—	1,195,293

Class I	—	3,453,390

Cost of shares redeemed

Class A	(4,714,136)	(12,984,370)

Class C	(1,529,253)	(5,197,497)

Class I	(4,808,594)	(10,038,207)

Net asset value of shares converted

Class A	1,870,740	—

Class C	(1,870,740)	—

Net decrease in net assets from Fund share transactions	$(6,128,768)	$(5,429,620)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(21,731)	$(31,433)

Portfolio transaction fee allocated from Portfolio	26,966	38,833

Net increase in net assets from other capital	$5,235	$7,400

Net increase (decrease) in net assets	$11,856,049	$(20,095,396)

Net Assets

At beginning of period	$83,167,714	$103,263,110

At end of period	$95,023,763	$83,167,714

(1)	Includes $332,783 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$14.720		$17.490	$15.740	$15.160	$15.680	$15.850

Income (Loss) From Operations

Net investment income(1)	$0.050		$0.144	$0.178	$0.193	$0.129	$0.095

Net realized and unrealized gain (loss)	3.239		(1.133)	2.933	0.834	0.584	1.722

Total income (loss) from operations	$3.289		$(0.989)	$3.111	$1.027	$0.713	$1.817

Less Distributions

From net investment income	$—		$(0.145)	$(0.168)	$(0.140)	$(0.107)	$(0.073)

From net realized gain	—		(1.637)	(1.191)	(0.311)	(1.126)	(1.914)

Total distributions	$—		$(1.782)	$(1.359)	$(0.451)	$(1.233)	$(1.987)

Portfolio transaction fee, net(1)	$0.001		$0.001	$(0.002)	$0.004	$—	$—

Net asset value — End of period	$18.010		$14.720	$17.490	$15.740	$15.160	$15.680

Total Return(2)(3)	22.35	%(4)	(5.89)%	19.91%	6.80%	4.51%	11.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,859		$42,087	$51,999	$58,620	$55,496	$50,826

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.98	%(6)	0.98%	0.98%	0.98%	1.05%	1.22%

Net investment income	0.61	%(6)	0.80%	1.05%	1.26%	0.81%	0.57%

Portfolio Turnover of the Portfolio	35	%(4)	90%	101%	118%	96%	109%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.18%, 0.12%, 0.13%, 0.12%, 0.14% and 0.13% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent the waivers and reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$14.380		$17.100	$15.420	$14.870	$15.420	$15.640

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.012)		$0.008	$0.050	$0.076	$0.009	$(0.029)

Net realized and unrealized gain (loss)	3.161		(1.096)	2.851	0.813	0.580	1.697

Total income (loss) from operations	$3.149		$(1.088)	$2.901	$0.889	$0.589	$1.668

Less Distributions

From net investment income	$—		$(0.010)	$(0.028)	$(0.034)	$(0.013)	$—

From net realized gain	—		(1.623)	(1.191)	(0.309)	(1.126)	(1.888)

Total distributions	$—		$(1.633)	$(1.219)	$(0.343)	$(1.139)	$(1.888)

Portfolio transaction fee, net(1)	$0.001		$0.001	$(0.002)	$0.004	$—	$—

Net asset value — End of period	$17.530		$14.380	$17.100	$15.420	$14.870	$15.420

Total Return(2)(3)	21.91	%(4)	(6.60)%	18.94%	6.00%	3.77%	11.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,691		$11,627	$16,196	$15,370	$14,986	$11,683

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.73	%(6)	1.73%	1.73%	1.73%	1.80%	1.96%

Net investment income (loss)	(0.15	)%(6)	0.05%	0.30%	0.51%	0.06%	(0.18)%

Portfolio Turnover of the Portfolio	35	%(4)	90%	101%	118%	96%	109%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.18%, 0.12%, 0.13%, 0.12%, 0.14% and 0.13% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent the waivers and reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$14.720		$17.490	$15.750	$15.170	$15.680	$15.850

Income (Loss) From Operations

Net investment income(1)	$0.071		$0.190	$0.219	$0.233	$0.172	$0.126

Net realized and unrealized gain (loss)	3.238		(1.132)	2.931	0.834	0.590	1.729

Total income (loss) from operations	$3.309		$(0.942)	$3.150	$1.067	$0.762	$1.855

Less Distributions

From net investment income	$—		$(0.192)	$(0.217)	$(0.180)	$(0.146)	$(0.111)

From net realized gain	—		(1.637)	(1.191)	(0.311)	(1.126)	(1.914)

Total distributions	$—		$(1.829)	$(1.408)	$(0.491)	$(1.272)	$(2.025)

Portfolio transaction fee, net(1)	$0.001		$0.001	$(0.002)	$0.004	$—	$—

Net asset value — End of period	$18.030		$14.720	$17.490	$15.750	$15.170	$15.680

Total Return(2)(3)	22.49	%(4)	(5.63)%	20.14%	7.05%	4.83%	12.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,475		$29,455	$35,068	$28,121	$20,457	$12,760

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.73	%(6)	0.73%	0.73%	0.73%	0.80%	0.97%

Net investment income	0.86	%(6)	1.06%	1.28%	1.51%	1.07%	0.75%

Portfolio Turnover of the Portfolio	35	%(4)	90%	101%	118%	96%	109%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.18%, 0.12%, 0.13%, 0.12%, 0.14% and 0.13% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent the waivers and reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (15.0% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

11

Eaton Vance

Stock Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund had a net capital loss of $210,052 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2020. Pursuant to this agreement, EVM was allocated $81,181 of the Fund’s operating expenses for the six months ended June 30, 2019. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $5,102 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,110 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $58,818 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $40,884 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $13,628 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,080,300 and $9,363,195, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

12

Eaton Vance

Stock Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	76,761	330,540

Issued to shareholders electing to receive payments of distributions in Fund shares	—	302,767

Redemptions	(285,904)	(746,974)

Converted from Class C shares	117,889	—

Net decrease	(91,254)	(113,667)

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	15,480	81,008

Issued to shareholders electing to receive payments of distributions in Fund shares	—	80,567

Redemptions	(93,439)	(300,116)

Converted to Class A shares	(120,714)	—

Net decrease	(198,673)	(138,541)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	198,645	347,160

Issued to shareholders electing to receive payments of distributions in Fund shares	—	227,842

Redemptions	(288,141)	(578,267)

Net decrease	(89,496)	(3,265)

13

Stock Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value

Aerospace & Defense — 2.5%

CAE, Inc.	281,400	$7,566,030

Hexcel Corp.	106,000	8,573,280

		$16,139,310

Banks — 5.4%

Bank of America Corp.	509,040	$14,762,160

JPMorgan Chase & Co.	107,620	12,031,916

PNC Financial Services Group, Inc. (The)	52,140	7,157,779

		$33,951,855

Beverages — 2.1%

PepsiCo, Inc.	102,100	$13,388,373

		$13,388,373

Biotechnology — 0.8%

Gilead Sciences, Inc.	71,933	$4,859,794

		$4,859,794

Capital Markets — 1.8%

S&P Global, Inc.	34,200	$7,790,418

Tradeweb Markets, Inc., Class A	78,068	3,420,159

		$11,210,577

Chemicals — 1.4%

DuPont de Nemours, Inc.	62,773	$4,712,369

Ecolab, Inc.	21,600	4,264,704

		$8,977,073

Commercial Services & Supplies — 2.0%

Waste Management, Inc.	107,082	$12,354,050

		$12,354,050

Consumer Finance — 1.3%

American Express Co.	68,760	$8,487,734

		$8,487,734

Containers & Packaging — 1.3%

Ball Corp.	119,018	$8,330,070

		$8,330,070

Security	Shares	Value

Diversified Consumer Services — 1.2%

Grand Canyon Education, Inc.(1)	63,306	$7,408,068

		$7,408,068

Diversified Telecommunication Services — 2.1%

Verizon Communications, Inc.	235,090	$13,430,692

		$13,430,692

Electric Utilities — 1.4%

NextEra Energy, Inc.	42,596	$8,726,217

		$8,726,217

Electrical Equipment — 2.7%

AMETEK, Inc.	126,600	$11,500,344

Emerson Electric Co.	86,842	5,794,098

		$17,294,442

Entertainment — 2.0%

Walt Disney Co. (The)	89,026	$12,431,591

		$12,431,591

Equity Real Estate Investment Trusts (REITs) — 2.9%

American Tower Corp.	56,600	$11,571,870

AvalonBay Communities, Inc.	34,580	7,025,964

		$18,597,834

Food & Staples Retailing — 1.0%

Performance Food Group Co.(1)	156,698	$6,272,621

		$6,272,621

Food Products — 1.8%

Mondelez International, Inc., Class A	207,720	$11,196,108

		$11,196,108

Health Care Equipment & Supplies — 3.5%

Boston Scientific Corp.(1)	196,420	$8,442,131

Danaher Corp.	97,866	13,987,009

		$22,429,140

Health Care Providers & Services — 1.9%

Anthem, Inc.	42,860	$12,095,521

		$12,095,521

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 2.4%

Procter & Gamble Co. (The)	138,600	$15,197,490

		$15,197,490

Insurance — 4.5%

American International Group, Inc.	159,340	$8,489,635

Assurant, Inc.	59,600	6,340,248

First American Financial Corp.	109,972	5,905,497

Progressive Corp. (The)	93,200	7,449,476

		$28,184,856

Interactive Media & Services — 5.8%

Alphabet, Inc., Class C(1)	20,329	$21,973,819

Facebook, Inc., Class A(1)	74,844	14,444,892

		$36,418,711

Internet & Direct Marketing Retail — 2.7%

Amazon.com, Inc.(1)	9,022	$17,084,330

		$17,084,330

IT Services — 7.9%

Amdocs, Ltd.	104,142	$6,466,177

Cognizant Technology Solutions Corp., Class A	146,812	9,306,412

Fidelity National Information Services, Inc.	99,700	12,231,196

GoDaddy, Inc., Class A(1)	38,239	2,682,466

Visa, Inc., Class A	112,400	19,507,020

		$50,193,271

Life Sciences Tools & Services — 1.7%

Thermo Fisher Scientific, Inc.	37,600	$11,042,368

		$11,042,368

Machinery — 2.1%

Gardner Denver Holdings, Inc.(1)	226,220	$7,827,212

Parker-Hannifin Corp.	32,320	5,494,723

		$13,321,935

Multi-Utilities — 1.9%

CMS Energy Corp.	108,800	$6,300,608

Sempra Energy	43,042	5,915,693

		$12,216,301

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.1%

ConocoPhillips	104,486	$6,373,646

Exxon Mobil Corp.	160,844	12,325,476

Phillips 66	75,525	7,064,608

Pioneer Natural Resources Co.	40,700	6,262,102

		$32,025,832

Pharmaceuticals — 5.9%

Bristol-Myers Squibb Co.	170,500	$7,732,175

Catalent, Inc.(1)	89,300	4,840,953

GlaxoSmithKline PLC ADR	91,600	3,665,832

Jazz Pharmaceuticals PLC(1)	59,073	8,421,447

Merck & Co., Inc.	147,900	12,401,415

		$37,061,822

Semiconductors & Semiconductor Equipment — 2.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	131,823	$5,163,507

Texas Instruments, Inc.	83,779	9,614,478

		$14,777,985

Software — 7.8%

Adobe, Inc.(1)	23,478	$6,917,793

CrowdStrike Holdings, Inc., Class A(1)	23,257	1,588,220

Intuit, Inc.	17,936	4,687,215

Microsoft Corp.	226,520	30,344,619

salesforce.com, Inc.(1)	38,101	5,781,065

		$49,318,912

Specialty Retail — 5.0%

Home Depot, Inc. (The)	60,388	$12,558,892

Lowe’s Cos., Inc.	127,006	12,816,176

TJX Cos., Inc. (The)	113,740	6,014,571

		$31,389,639

Technology Hardware, Storage & Peripherals — 3.5%

Apple, Inc.	111,697	$22,107,070

		$22,107,070

Textiles, Apparel & Luxury Goods — 1.3%

Gildan Activewear, Inc.	208,544	$8,066,482

		$8,066,482

Total Common Stocks (identified cost $490,660,104)		$625,988,074

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	5,529,629	$5,529,629

Total Short-Term Investments (identified cost $5,529,629)		$5,529,629

Total Investments — 99.9% (identified cost $496,189,733)		$631,517,703

Other Assets, Less Liabilities — 0.1%		$343,987

Net Assets — 100.0%		$631,861,690

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $490,660,104)	$625,988,074

Affiliated investment, at value (identified cost, $5,529,629)	5,529,629

Foreign currency, at value (identified cost, $16,108)	16,116

Dividends receivable	511,512

Dividends receivable from affiliated investment	4,648

Tax reclaims receivable	198,699

Total assets	$632,248,678

Liabilities

Payable to affiliates:

Investment adviser fee	$301,564

Trustees’ fees	7,385

Accrued expenses	78,039

Total liabilities	$386,988

Net Assets applicable to investors’ interest in Portfolio	$631,861,690

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $56,007)	$4,626,661

Dividends from affiliated investment	21,154

Total investment income	$4,647,815

Expenses

Investment adviser fee	$1,745,919

Trustees’ fees and expenses	15,341

Custodian fee	71,331

Legal and accounting services	23,608

Miscellaneous	10,232

Total expenses	$1,866,431

Net investment income	$2,781,384

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$15,589,401

Investment transactions — affiliated investment	114

Foreign currency transactions	(37)

Net realized gain	$15,589,478

Change in unrealized appreciation (depreciation) —

Investments	$98,831,430

Investments — affiliated investment	(2)

Foreign currency	1,144

Net change in unrealized appreciation (depreciation)	$98,832,572

Net realized and unrealized gain	$114,422,050

Net increase in net assets from operations	$117,203,434

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$2,781,384	$7,128,802

Net realized gain	15,589,478	50,384,018 (1)

Net change in unrealized appreciation (depreciation)	98,832,572	(84,773,096)

Net increase (decrease) in net assets from operations	$117,203,434	$(27,260,276)

Capital transactions —

Contributions	$36,752,002	$19,957,986

Withdrawals	(38,884,419)	(123,729,807)

Portfolio transaction fee	175,450	242,333

Net decrease in net assets from capital transactions	$(1,956,967)	$(103,529,488)

Net increase (decrease) in net assets	$115,246,467	$(130,789,764)

Net Assets

At beginning of period	$516,615,223	$647,404,987

At end of period	$631,861,690	$516,615,223

(1)	Includes $2,091,763 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.64	%(2)	0.64%	0.64%	0.65%	0.70%	0.71%

Net investment income	0.95	%(2)	1.14%	1.38%	1.60%	1.16%	1.07%

Portfolio Turnover	35	%(3)	90%	101%	118%	96%	109%

Total Return	22.55	%(3)	(5.57)%	20.31%	7.14%	4.88%	12.56%

Net assets, end of period (000’s omitted)	$631,862		$516,615	$647,405	$640,973	$395,492	$252,929

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.0%, 1.0% and 83.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

21

Stock Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2019, the Portfolio’s investment adviser fee amounted to $1,745,919 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $205,295,565 and $208,112,059, respectively, for the six months ended June 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$496,952,141

Gross unrealized appreciation	$136,735,046

Gross unrealized depreciation	(2,169,484)

Net unrealized appreciation	$134,565,562

22

Stock Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$625,988,074	*	$—	$—	$625,988,074

Short-Term Investments	—		5,529,629	—	5,529,629

Total Investments	$625,988,074		$5,529,629	$—	$631,517,703

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

23

Eaton Vance

Stock Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

24

Eaton Vance

Stock Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Stock Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Stock Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

25

Eaton Vance

Stock Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Stock Fund

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.19

Parametric

Commodity Strategy Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by enrolling at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser and sub-adviser are registered with the CFTC as commodity pool operators and commodity trading advisors. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2019

Parametric

Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Parametric

Commodity Strategy Fund

June 30, 2019

Performance1,2

Portfolio Managers Thomas C. Seto and Gregory J. Liebl, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	4.71%	–4.27%	–6.68%	–6.15%
Institutional Class at NAV	05/25/2011	05/25/2011	4.88	–3.97	–6.45	–5.94
Bloomberg Commodity Index Total Return	—	—	5.06%	–6.75%	–9.14%	–7.98%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					0.98%	0.73%
Net					0.90	0.65

Fund Profile

Commodity Exposure (% of net assets)4

Agriculture	26.98%	Industrial Metals	23.90%

Coffee	4.16	Aluminum	6.91

Soybean	3.83	Nickel	3.70

Soybean Oil	3.67	New York Copper	3.65

Corn	3.56	Copper	3.49

Wheat	1.90	Zinc	3.49

Cocoa	1.87	Lead	1.80

Sugar	1.87	Tin	0.86

Soybean Meal	1.81

Cotton	1.68	Precious Metals	17.56%

Kansas Wheat	0.90	Silver	7.47

White Sugar	0.90	Gold	7.32

Robusta Coffee	0.83	Platinum	1.75

		Palladium	1.02

Energy	25.42%

RBOB Gasoline	7.75	Livestock	6.23%

Natural Gas	6.60	Live Cattle	3.52

Gasoil	3.75	Lean Hogs	1.78

Heating Oil	3.63	Feeder Cattle	0.93

WTI Crude Oil	1.86

Brent Crude Oil	1.83

Asset Allocation (% of net assets)5

*	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Commodity Strategy Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric

Commodity Strategy Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,047.10	$4.57	**	0.90%
Institutional Class	$1,000.00	$1,048.80	$3.30	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.51	**	0.90%
Institutional Class	$1,000.00	$1,021.60	$3.26	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 102.2%

U.S. Treasury Obligations — 93.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 7/18/19	$38,600	$38,563,180

U.S. Treasury Bill, 0.00%, 7/23/19(1)	14,200	14,182,002

U.S. Treasury Bill, 0.00%, 8/15/19(1)	42,400	42,290,688

U.S. Treasury Bill, 0.00%, 9/12/19(1)	9,000	8,962,400

U.S. Treasury Bill, 0.00%, 10/10/19	23,000	22,865,702

U.S. Treasury Bill, 0.00%, 11/7/19(1)	61,600	61,148,048

U.S. Treasury Bill, 0.00%, 1/2/20(1)	67,400	66,703,000

U.S. Treasury Bill, 0.00%, 1/30/20	26,000	25,708,486

U.S. Treasury Bill, 0.00%, 5/21/20	6,000	5,897,120

U.S. Treasury Bill, 0.00%, 6/18/20	9,600	9,425,383

Total U.S. Treasury Obligations (identified cost $295,294,490)		$295,746,009

Other — 9.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	28,490,656	$28,490,656

Total Other (identified cost $28,490,656)		$28,490,656

Total Short-Term Investments (identified cost $323,785,146)		$324,236,665

Total Investments — 102.2% (identified cost $323,785,146)		$324,236,665

Other Assets, Less Liabilities — (2.2)%		$(6,898,106)

Net Assets — 100.0%		$317,338,559

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	90	Long	8/30/19	$5,791,500	$492,890

Cocoa	245	Long	9/13/19	5,941,250	284,160

Coffee	322	Long	9/18/19	13,216,088	2,302,864

Copper	171	Long	9/26/19	11,600,213	(292,613)

Corn	532	Long	9/13/19	11,298,350	1,409,800

Cotton No. 2	161	Long	12/6/19	5,319,440	(524,465)

Feeder Cattle	43	Long	9/26/19	2,939,050	(54,525)

Gold	163	Long	12/27/19	23,229,130	1,307,100

Hard Red Winter Wheat	124	Long	9/13/19	2,861,300	294,500

Lean Hogs	200	Long	10/14/19	5,668,000	(693,897)

Live Cattle	265	Long	10/31/19	11,175,050	(9,610)

LME Copper	74	Long	7/17/19	11,085,200	(932,863)

LME Copper	73	Long	8/21/19	10,939,050	(339,906)

LME Copper	74	Long	9/18/19	11,092,600	345,488

LME Lead	119	Long	7/17/19	5,728,363	(259,569)

LME Lead	121	Long	8/21/19	5,841,275	227,631

LME Lead	118	Long	9/18/19	5,699,400	196,913

LME Nickel	150	Long	7/17/19	11,376,000	(631,800)

LME Nickel	157	Long	8/21/19	11,940,792	589,692

5	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures (continued)

LME Nickel	154	Long	9/18/19	$11,739,420	$900,900

LME Primary Aluminum	500	Long	7/17/19	22,278,125	(1,478,125)

LME Primary Aluminum	510	Long	8/21/19	22,857,563	(341,063)

LME Primary Aluminum	487	Long	9/18/19	21,918,044	310,463

LME Tin	28	Long	7/15/19	2,641,100	(323,680)

LME Tin	30	Long	8/19/19	2,828,250	(80,850)

LME Tin	29	Long	9/16/19	2,731,075	(48,865)

LME Zinc	166	Long	7/17/19	10,561,750	(1,582,188)

LME Zinc	175	Long	8/21/19	10,968,125	(756,444)

LME Zinc	177	Long	9/18/19	11,066,925	215,719

Low Sulphur Gasoil	198	Long	9/12/19	11,889,900	1,020,000

Natural Gas	774	Long	12/27/19	20,952,180	(3,455,241)

NY Harbor ULSD	141	Long	8/30/19	11,531,318	909,880

Palladium	21	Long	9/26/19	3,228,960	455,605

Platinum	132	Long	10/29/19	5,551,260	216,600

RBOB Gasoline	316	Long	8/30/19	24,607,615	2,910,756

Robusta Coffee	181	Long	9/24/19	2,626,310	24,660

Silver	309	Long	9/26/19	23,701,845	523,447

Soybean	263	Long	11/14/19	12,137,450	933,951

Soybean Meal	178	Long	12/13/19	5,747,620	336,045

Soybean Oil	673	Long	12/13/19	11,641,554	384,769

Sugar No. 11	420	Long	9/30/19	5,936,448	159,546

Wheat	229	Long	9/13/19	6,037,013	932,964

White Sugar	173	Long	7/16/19	2,840,660	(64,575)

WTI Crude Oil	101	Long	8/20/19	5,910,520	668,060

LME Copper	74	Short	7/17/19	(11,085,200)	334,850

LME Copper	73	Short	8/21/19	(10,939,050)	(346,294)

LME Lead	119	Short	7/17/19	(5,728,363)	(210,481)

LME Lead	121	Short	8/21/19	(5,841,275)	(189,819)

LME Nickel	150	Short	7/17/19	(11,376,000)	(548,100)

LME Nickel	157	Short	8/21/19	(11,940,792)	(915,624)

LME Primary Aluminum	500	Short	7/17/19	(22,278,125)	328,125

LME Primary Aluminum	510	Short	8/21/19	(22,857,563)	(334,688)

LME Tin	28	Short	7/15/19	(2,641,100)	77,700

LME Tin	30	Short	8/19/19	(2,828,250)	52,200

LME Zinc	166	Short	7/17/19	(10,561,750)	667,113

LME Zinc	175	Short	8/21/19	(10,968,125)	(176,050)

					$5,223,056

Abbreviations:

LME	–	London Metal Exchange

RBOB	–	Reformulated Blendstock for Oxygenate Blending

ULSD	–	Ultra-Low Sulfur Diesel

WTI	–	West Texas Intermediate

6	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $295,294,490)	$295,746,009

Affiliated investment, at value (identified cost, $28,490,656)	28,490,656

Dividends receivable from affiliated investment	30,602

Receivable for Fund shares sold	392,091

Receivable from affiliates	16,680

Total assets	$324,676,038

Liabilities

Payable for Fund shares redeemed	$974,259

Payable for variation margin on open futures contracts	6,067,586

Payable to affiliates:

Investment adviser and administration fee	140,554

Distribution and service fees	4,006

Trustees’ fees	4,380

Accrued expenses	146,694

Total liabilities	$7,337,479

Net Assets	$317,338,559

Sources of Net Assets

Paid-in capital	$343,532,065

Accumulated loss	(26,193,506)

Total	$317,338,559

Investor Class Shares

Net Assets	$19,508,557

Shares Outstanding	3,820,222

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.11

Institutional Class Shares

Net Assets	$297,830,002

Shares Outstanding	57,763,495

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.16

7	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Interest	$3,666,790

Dividends from affiliated investment	231,998

Total investment income	$3,898,788

Expenses

Investment adviser and administration fee	$857,549

Distribution and service fees

Investor Class	25,315

Trustees’ fees and expenses	9,580

Custodian fee	73,939

Transfer and dividend disbursing agent fees	68,723

Legal and accounting services	47,349

Printing and postage	15,329

Registration fees	56,607

Miscellaneous	12,787

Total expenses	$1,167,178

Deduct —

Allocation of expenses to affiliates	$127,803

Total expense reductions	$127,803

Net expenses	$1,039,375

Net investment income	$2,859,413

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,908

Investment transactions — affiliated investment	6,765

Futures contracts	(9,337,569)

Net realized loss	$(9,325,896)

Change in unrealized appreciation (depreciation) —

Investments	$586,714

Investments — affiliated investment	(497)

Futures contracts	19,452,734

Net change in unrealized appreciation (depreciation)	$20,038,951

Net realized and unrealized gain	$10,713,055

Net increase in net assets from operations	$13,572,468

8	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$2,859,413	$3,611,220

Net realized loss	(9,325,896)	(14,923,214)

Net change in unrealized appreciation (depreciation)	20,038,951	(19,884,522)

Net increase (decrease) in net assets from operations	$13,572,468	$(31,196,516)

Distributions to shareholders —

Investor Class	$—	$(78,690)

Institutional Class	—	(2,602,206)

Total distributions to shareholders	$—	$(2,680,896)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$5,890,072	$28,263,399

Institutional Class	53,787,974	271,101,557

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	78,690

Institutional Class	—	2,527,310

Cost of shares redeemed

Investor Class	(6,937,637)	(53,883,097)

Institutional Class	(37,883,432)	(178,895,214)

Net increase in net assets from Fund share transactions	$14,856,977	$69,192,645

Net increase in net assets	$28,429,445	$35,315,233

Net Assets

At beginning of period	$288,909,114	$253,593,881

At end of period	$317,338,559	$288,909,114

9	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Financial Highlights

	Investor Class

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015		2014

Net asset value — Beginning of period	$4.880		$5.420	$5.340		$5.000	$6.440		$7.560

Income (Loss) From Operations

Net investment income (loss)(1)	$0.040		$0.043	$(0.000	)(2)	$(0.023)	$(0.042)		$(0.067)

Net realized and unrealized gain (loss)	0.190		(0.563)	0.350		0.710	(1.398)		(1.053)

Total income (loss) from operations	$0.230		$(0.520)	$0.350		$0.687	$(1.440)		$(1.120)

Less Distributions

From net investment income	$—		$(0.020)	$(0.270)		$(0.347)	$—		$—

Total distributions	$—		$(0.020)	$(0.270)		$(0.347)	$—		$—

Net asset value — End of period	$5.110		$4.880	$5.420		$5.340	$5.000		$6.440

Total Return(3)(4)	4.71	%(5)	(9.60)%	6.70%		13.78%	(22.36)%		(14.81)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,509		$19,709	$47,621		$31,373	$9,579		$2,047

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.90	%(7)	0.90%	0.90%		0.94%	0.95%		0.98%

Net investment income (loss)	1.60	%(7)	0.81%	(0.01)%		(0.43)%	(0.74)%		(0.88)%

Portfolio Turnover	0%		0%	0%		0%	573	%(8)	1,232	%(8)

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $(0.0005) per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.09%, 0.19%, 0.29% and 0.26% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

10	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Consolidated Financial Highlights — continued

	Institutional Class

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$4.930		$5.480	$5.390	$5.040	$6.480		$7.590

Income (Loss) From Operations

Net investment income (loss)(1)	$0.047		$0.064	$0.013	$(0.011)	$(0.030)		$(0.048)

Net realized and unrealized gain (loss)	0.183		(0.571)	0.359	0.716	(1.410)		(1.062)

Total income (loss) from operations	$0.230		$(0.507)	$0.372	$0.705	$(1.440)		$(1.110)

Less Distributions

From net investment income	$—		$(0.043)	$(0.282)	$(0.355)	$—		$—

Total distributions	$—		$(0.043)	$(0.282)	$(0.355)	$—		$—

Net asset value — End of period	$5.160		$4.930	$5.480	$5.390	$5.040		$6.480

Total Return(2)(3)	4.88	%(4)	(9.44)%	7.06%	14.04%	(22.22)%		(14.62)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$297,830		$269,200	$205,973	$123,822	$97,359		$88,761

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.65	%(6)	0.65%	0.65%	0.69%	0.70%		0.73%

Net investment income (loss)	1.85	%(6)	1.20%	0.24%	(0.20)%	(0.51)%		(0.63)%

Portfolio Turnover	0%		0%	0%	0%	573	%(7)	1,232	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.09%, 0.19%, 0.29% and 0.26% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

11	See Notes to Consolidated Financial Statements.

Parametric

Commodity Strategy Fund

June 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2019 were $59,506,529 or 18.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

12

Parametric

Commodity Strategy Fund

June 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $74,263 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $40,481 are short-term and $33,782 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund’s investment in the Subsidiary, at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,496,367

Gross unrealized appreciation	$406,018

Gross unrealized depreciation	(65,763,351)

Net unrealized depreciation	$(65,357,333)

13

Parametric

Commodity Strategy Fund

June 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Trust and EVM and the investment advisory agreement and subsequent fee reduction agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.55% of the Fund’s consolidated average daily net assets up to $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended June 30, 2019, the investment adviser and administration fee amounted to $857,549 or 0.55% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2020. Pursuant to this agreement, EVM and Parametric were allocated $127,803 in total of the Fund’s operating expenses for the six months ended June 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $1,449 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $25,315 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	1,148,191	5,276,163

Issued to shareholders electing to receive payments of distributions in Fund shares	—	15,994

Redemptions	(1,363,225)	(10,045,466)

Net decrease	(215,034)	(4,753,309)

14

Parametric

Commodity Strategy Fund

June 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	10,443,890	50,799,836

Issued to shareholders electing to receive payments of distributions in Fund shares	—	509,538

Redemptions	(7,338,596)	(34,262,286)

Net increase	3,105,294	17,047,088

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2019 is included in the Consolidated Portfolio of Investments. At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$19,814,391	(1)	$(14,591,335	)(1)

Total derivatives not subject to master netting or similar agreements	$19,814,391		$(14,591,335)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$(9,337,569	)(1)	$19,452,734	(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$451,853,000	$136,103,000

15

Parametric

Commodity Strategy Fund

June 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

9  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

U.S. Treasury Obligations	$—	$295,746,009	$—	$295,746,009

Other	—	28,490,656	—	28,490,656

Total Investments	$—	$324,236,665	$—	$324,236,665

Futures Contracts	$19,814,391	$—	$—	$19,814,391

Total	$19,814,391	$324,236,665	$—	$344,051,056

Liability Description

Futures Contracts	$(14,591,335)	$—	$—	$(14,591,335)

Total	$(14,591,335)	$—	$—	$(14,591,335)

16

Parametric

Commodity Strategy Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

17

Parametric

Commodity Strategy Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Commodity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

18

Parametric

Commodity Strategy Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

19

Parametric

Commodity Strategy Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.19

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	43

Officers and Trustees	49

Important Notices	51

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2019

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	17.51%	8.50%	9.88%	13.45%
Class A with 5.75% Maximum Sales Charge	—	—	10.76	2.26	8.59	12.78
Class B at NAV	03/28/1996	03/29/1966	17.08	7.70	9.06	12.60
Class B with 5% Maximum Sales Charge	—	—	12.08	2.70	8.77	12.60
Class C at NAV	08/02/1996	03/29/1966	16.92	7.65	9.05	12.60
Class C with 1% Maximum Sales Charge	—	—	15.92	6.65	9.05	12.60
Class I at NAV	07/02/1999	03/29/1966	17.63	8.78	10.15	13.72
S&P 500® Index	—	—	18.54%	10.42%	10.71%	14.69%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/28/1996	03/29/1966	2.06%	8.34%	12.54%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.48	7.00	11.00
Class B After Taxes on Distributions		03/28/1996	03/29/1966	2.70	8.75	12.57
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	1.60	7.23	10.92
Class C After Taxes on Distributions		08/02/1996	03/29/1966	6.62	8.96	12.50
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.97	7.44	10.89
Class I After Taxes on Distributions		07/02/1999	03/29/1966	8.49	9.81	13.40
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	5.42	8.29	11.83

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.79%	1.54%	1.54%	0.54%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2019

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	17.43%	8.34%	9.70%	13.26%
Class A with 5.75% Maximum Sales Charge	—	—	10.68	2.12	8.41	12.59
Class B at NAV	02/28/2001	03/29/1966	16.99	7.58	8.89	12.41
Class B with 5% Maximum Sales Charge	—	—	11.99	2.58	8.60	12.41
Class C at NAV	02/28/2001	03/29/1966	16.89	7.55	8.88	12.42
Class C with 1% Maximum Sales Charge	—	—	15.89	6.55	8.88	12.42
Class I at NAV	02/28/2001	03/29/1966	17.58	8.63	9.99	13.55
S&P 500® Index	—	—	18.54%	10.42%	10.71%	14.69%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		02/28/2001	03/29/1966	1.97%	8.20%	12.39%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.37	6.86	10.84
Class B After Taxes on Distributions		02/28/2001	03/29/1966	2.58	8.60	12.40
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	1.53	7.09	10.75
Class C After Taxes on Distributions		02/28/2001	03/29/1966	6.55	8.84	12.37
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.88	7.31	10.75
Class I After Taxes on Distributions		02/28/2001	03/29/1966	8.40	9.71	13.28
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	5.28	8.18	11.69

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.94%	1.69%	1.69%	0.69%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	3.8%

Facebook, Inc., Class A	3.4

Apple, Inc.	2.9

Microsoft Corp.	2.7

Walt Disney Co. (The)	2.2

Alphabet, Inc., Class C	2.1

JPMorgan Chase & Co.	2.1

Intel Corp.	1.8

Boeing Co. (The)	1.8

Starbucks Corp.	1.8

Total	24.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,175.10	$4.26	0.79%
Class B	$1,000.00	$1,170.80	$8.34	1.55%
Class C	$1,000.00	$1,169.20	$8.39	1.56%
Class I	$1,000.00	$1,176.30	$2.91	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96	0.79%
Class B	$1,000.00	$1,017.10	$7.75	1.55%
Class C	$1,000.00	$1,017.10	$7.80	1.56%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,174.30	$5.07	0.94%
Class B	$1,000.00	$1,169.90	$9.09	1.69%
Class C	$1,000.00	$1,168.90	$9.14	1.70%
Class I	$1,000.00	$1,175.80	$3.72	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71	0.94%
Class B	$1,000.00	$1,016.40	$8.45	1.69%
Class C	$1,000.00	$1,016.40	$8.50	1.70%
Class I	$1,000.00	$1,021.40	$3.46	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Statements of Assets and Liabilities (Unaudited)

	June 30, 2019
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $417,383,299 and $327,132,523, respectively)	$1,654,117,873	$837,105,622

Receivable for Fund shares sold	1,697,603	211,633

Total assets	$1,655,815,476	$837,317,255

Liabilities

Payable for Fund shares redeemed	$1,524,223	$487,663

Payable to affiliates:

Administration fee	—	100,996

Distribution and service fees	309,533	167,587

Trustees’ fees	125	125

Accrued expenses	196,017	102,969

Total liabilities	$2,029,898	$859,340

Net Assets	$1,653,785,578	$836,457,915

Sources of Net Assets

Paid-in capital	$1,194,831,935	$783,127,386

Distributable earnings	458,953,643	53,330,529

Total	$1,653,785,578	$836,457,915

Class A Shares

Net Assets	$1,472,772,683	$586,485,760

Shares Outstanding	26,058,741	23,091,043

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$56.52	$25.40

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$59.97	$26.95

Class B Shares

Net Assets	$421,145	$397,473

Shares Outstanding	7,584	15,819

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$55.53	$25.13

Class C Shares

Net Assets	$14,910,763	$60,132,102

Shares Outstanding	294,726	2,439,975

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$50.59	$24.64

Class I Shares

Net Assets	$165,680,987	$189,442,580

Shares Outstanding	3,138,599	7,436,174

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$52.79	$25.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2019
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Dividends allocated from Portfolio (net of foreign taxes, $495,129 and $246,592, respectively)	$14,258,000	$7,146,961

Expenses allocated from Portfolio	(3,627,438)	(1,819,162)

Total investment income from Portfolio	$10,630,562	$5,327,799

Expenses

Administration fee	$—	$599,732

Distribution and service fees

Class A	1,746,481	689,338

Class B	3,265	3,012

Class C	209,788	359,919

Trustees’ fees and expenses	250	250

Custodian fee	35,521	28,475

Transfer and dividend disbursing agent fees	420,577	189,591

Professional fees	21,896	16,725

Printing and postage	43,578	24,359

Registration fees	42,205	42,799

Miscellaneous	145,712	43,922

Total expenses	$2,669,273	$1,998,122

Net investment income	$7,961,289	$3,329,677

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions(1)	$21,373,248	$10,733,945

Foreign currency transactions	(2,853)	(1,425)

Net realized gain	$21,370,395	$10,732,520

Change in unrealized appreciation (depreciation) —

Investments	$220,329,780	$110,712,201

Foreign currency	4,040	2,060

Net change in unrealized appreciation (depreciation)	$220,333,820	$110,714,261

Net realized and unrealized gain	$241,704,215	$121,446,781

Net increase in net assets from operations	$249,665,504	$124,776,458

(1)	Includes $21,965,477 and $11,030,249, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

From operations —

Net investment income	$7,961,289	$3,329,677

Net realized gain	21,370,395	10,732,520

Net change in unrealized appreciation (depreciation)	220,333,820	110,714,261

Net increase in net assets from operations	$249,665,504	$124,776,458

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,418,647	$9,006,385

Class B	5	—

Class C	314,953	3,658,481

Class I	109,827,481	34,382,776

Cost of shares redeemed

Class A	(60,170,510)	(26,499,972)

Class B	(19,023)	(30,257)

Class C	(1,894,890)	(6,617,176)

Class I	(104,479,365)	(27,023,609)

Net asset value of shares converted

Class A	200,041,762	93,345,142

Class B	(504,591)	(358,412)

Class C	(199,537,171)	(92,986,730)

Net decrease in net assets from Fund share transactions	$(53,002,702)	$(13,123,372)

Net increase in net assets	$196,662,802	$111,653,086

Net Assets

At beginning of period	$1,457,122,776	$724,804,829

At end of period	$1,653,785,578	$836,457,915

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2018
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

From operations —

Net investment income	$13,606,957	$5,268,839

Net realized gain	44,417,999	21,703,216

Net change in unrealized appreciation (depreciation)	(137,410,583)	(68,819,851)

Net decrease in net assets from operations	$(79,385,627)	$(41,847,796)

Distributions to shareholders —

Class A	$(10,346,691)	$(3,179,321)

Class C	(329,696)	—

Class I	(1,672,079)	(1,560,470)

Total distributions to shareholders	$(12,348,466)	$(4,739,791)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,916,145	$31,038,781

Class B	8,411	25

Class C	703,554	8,640,508

Class I	124,685,726	77,458,490

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	8,651,898	2,798,049

Class C	321,366	—

Class I	1,282,979	1,394,629

Cost of shares redeemed

Class A	(95,117,186)	(52,676,828)

Class B	(239,204)	(133,509)

Class C	(33,985,038)	(31,508,302)

Class I	(93,741,234)	(47,782,161)

Net asset value of shares converted

Class A	1,007,775	952,863

Class B	(1,007,775)	(952,863)

Net decrease in net assets from Fund share transactions	$(73,512,583)	$(10,770,318)

Net decrease in net assets	$(165,246,676)	$(57,357,905)

Net Assets

At beginning of year	$1,622,369,452	$782,162,734

At end of year	$1,457,122,776	$724,804,829

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$48.150		$51.300		$42.300		$39.330		$38.910	$35.000

Income (Loss) From Operations

Net investment income(1)	$0.270		$0.491		$0.467		$0.455		$0.435	$0.405

Net realized and unrealized gain (loss)	8.100		(3.192)		8.982		2.964		0.402	3.913

Total income (loss) from operations	$8.370		$(2.701)		$9.449		$3.419		$0.837	$4.318

Less Distributions

From net investment income	$—		$(0.449)		$(0.449)		$(0.449)		$(0.417)	$(0.408)

Total distributions	$—		$(0.449)		$(0.449)		$(0.449)		$(0.417)	$(0.408)

Net asset value — End of period	$56.520		$48.150		$51.300		$42.300		$39.330	$38.910

Total Return(2)	17.51	%(3)	(5.36)%		22.35%		8.68%		2.15%	12.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,472,773		$1,116,349		$1,257,823		$1,068,182		$1,055,259	$1,096,567

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.79	%(6)	0.79%		0.79%		0.81%		0.82%	0.83%

Net investment income	1.00	%(6)	0.92%		1.00%		1.14%		1.10%	1.11%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	0	%(7)(8)	1	%(7)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class B

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$47.480		$50.490		$41.580		$38.600		$38.130	$34.260

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.088		$0.124		$0.155		$0.138	$0.128

Net realized and unrealized gain (loss)	7.976		(3.098)		8.786		2.883		0.382	3.814

Total income (loss) from operations	$8.050		$(3.010)		$8.910		$3.038		$0.520	$3.942

Less Distributions

From net investment income	$—		$—		$—		$(0.058)		$(0.050)	$(0.072)

Total distributions	$—		$—		$—		$(0.058)		$(0.050)	$(0.072)

Net asset value — End of period	$55.530		$47.480		$50.490		$41.580		$38.600	$38.130

Total Return(2)	17.08	%(3)	(6.06)%		21.43%		7.87%		1.36%	11.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$421		$824		$2,070		$3,336		$5,044	$7,411

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.55	%(6)	1.54%		1.54%		1.56%		1.57%	1.58%

Net investment income	0.28	%(6)	0.17%		0.27%		0.40%		0.36%	0.36%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	0	%(7)(8)	1	%(7)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$43.280		$46.100		$38.040		$35.440		$35.100	$31.630

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.024)		$0.082		$0.114		$0.140		$0.125	$0.118

Net realized and unrealized gain (loss)	7.334		(2.832)		8.047		2.645		0.365	3.515

Total income (loss) from operations	$7.310		$(2.750)		$8.161		$2.785		$0.490	$3.633

Less Distributions

From net investment income	$—		$(0.070)		$(0.101)		$(0.185)		$(0.150)	$(0.163)

Total distributions	$—		$(0.070)		$(0.101)		$(0.185)		$(0.150)	$(0.163)

Net asset value — End of period	$50.590		$43.280		$46.100		$38.040		$35.440	$35.100

Total Return(2)	16.92	%(3)	(5.99)%		21.46%		7.85%		1.40%	11.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,911		$202,974		$248,201		$265,708		$263,896	$280,250

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.56	%(6)	1.54%		1.54%		1.56%		1.57%	1.58%

Net investment income (loss)	(0.11	)%(6)	0.17%		0.27%		0.39%		0.35%	0.36%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	0	%(7)(8)	1	%(7)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$44.920		$47.920		$39.530		$36.790		$36.430	$32.790

Income (Loss) From Operations

Net investment income(1)	$0.309		$0.584		$0.542		$0.516		$0.497	$0.473

Net realized and unrealized gain (loss)	7.561		(2.996)		8.414		2.776		0.381	3.669

Total income (loss) from operations	$7.870		$(2.412)		$8.956		$3.292		$0.878	$4.142

Less Distributions

From net investment income	$—		$(0.588)		$(0.566)		$(0.552)		$(0.518)	$(0.502)

Total distributions	$—		$(0.588)		$(0.566)		$(0.552)		$(0.518)	$(0.502)

Net asset value — End of period	$52.790		$44.920		$47.920		$39.530		$36.790	$36.430

Total Return(2)	17.63	%(3)	(5.11)%		22.67%		8.93%		2.41%	12.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$165,681		$136,976		$114,276		$69,864		$50,278	$45,037

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.54	%(6)	0.54%		0.54%		0.56%		0.56%	0.58%

Net investment income	1.23	%(6)	1.17%		1.24%		1.38%		1.34%	1.37%

Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(7)	0	%(7)(8)	1	%(7)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$21.650		$23.060		$19.020		$17.690		$17.500	$15.750

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.184		$0.177		$0.176		$0.168	$0.155

Net realized and unrealized gain (loss)	3.647		(1.432)		4.035		1.326		0.187	1.752

Total income (loss) from operations	$3.750		$(1.248)		$4.212		$1.502		$0.355	$1.907

Less Distributions

From net investment income	$—		$(0.162)		$(0.172)		$(0.172)		$(0.165)	$(0.157)

Total distributions	$—		$(0.162)		$(0.172)		$(0.172)		$(0.165)	$(0.157)

Net asset value — End of period	$25.400		$21.650		$23.060		$19.020		$17.690	$17.500

Total Return(2)	17.43	%(3)	(5.50)%		22.15%		8.48%		2.03%	12.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$586,486		$427,333		$472,741		$403,485		$379,685	$377,644

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.94	%(6)	0.94%		0.95%		0.97%		0.97%	0.99%

Net investment income	0.86	%(6)	0.77%		0.84%		0.98%		0.95%	0.94%

Portfolio Turnover of the Fund(7)	—		—		1%		—		—	—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)	1	%(8)	0	%(8)(9)	1	%(8)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class B

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$21.500		$22.900		$18.890		$17.540		$17.330	$15.570

Income (Loss) From Operations

Net investment income(1)	$0.015		$0.002		$0.024		$0.043		$0.035	$0.033

Net realized and unrealized gain (loss)	3.615		(1.402)		3.986		1.307		0.180	1.731

Total income (loss) from operations	$3.630		$(1.400)		$4.010		$1.350		$0.215	$1.764

Less Distributions

From net investment income	$—		$—		$—		$—		$(0.005)	$(0.004)

Total distributions	$—		$—		$—		$—		$(0.005)	$(0.004)

Net asset value — End of period	$25.130		$21.500		$22.900		$18.890		$17.540	$17.330

Total Return(2)	16.99	%(3)	(6.20)%		21.23%		7.70%		1.24%	11.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$397		$680 $		1,778		$2,757		$4,230	$6,027

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.69	%(6)	1.69%		1.70%		1.72%		1.72%	1.74%

Net investment income	0.13	%(6)	0.01%		0.11%		0.24%		0.20%	0.20%

Portfolio Turnover of the Fund(7)	—		—		1%		—		—	—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)	1	%(8)	0	%(8)(9)	1	%(8)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$21.080		$22.460		$18.530		$17.240		$17.070	$15.370

Income (Loss) From Operations

Net investment income(1)	$0.001		$0.004		$0.022		$0.041		$0.034	$0.031

Net realized and unrealized gain (loss)	3.559		(1.384)		3.912		1.289		0.176	1.707

Total income (loss) from operations	$3.560		$(1.380)		$3.934		$1.330		$0.210	$1.738

Less Distributions

From net investment income	$—		$—		$(0.004)		$(0.040)		$(0.040)	$(0.038)

Total distributions	$—		$—		$(0.004)		$(0.040)		$(0.040)	$(0.038)

Net asset value — End of period	$24.640		$21.080		$22.460		$18.530		$17.240	$17.070

Total Return(2)	16.89	%(3)	(6.14)%		21.23%		7.71%		1.23%	11.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,132		$142,020		$173,289		$175,072		$173,494	$169,638

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.70	%(6)	1.69%		1.70%		1.72%		1.72%	1.74%

Net investment income	0.01	%(6)	0.02%		0.11%		0.23%		0.20%	0.19%

Portfolio Turnover of the Fund(7)	—		—		1%		—		—	—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)	1	%(8)	0	%(8)(9)	1	%(8)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$21.690		$23.110		$19.060		$17.720		$17.530	$15.770

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.244		$0.229		$0.221		$0.213	$0.198

Net realized and unrealized gain (loss)	3.658		(1.439)		4.046		1.336		0.187	1.761

Total income (loss) from operations	$3.790		$(1.195)		$4.275		$1.557		$0.400	$1.959

Less Distributions

From net investment income	$—		$(0.225)		$(0.225)		$(0.217)		$(0.210)	$(0.199)

Total distributions	$—		$(0.225)		$(0.225)		$(0.217)		$(0.210)	$(0.199)

Net asset value — End of period	$25.480		$21.690		$23.110		$19.060		$17.720	$17.530

Total Return(2)	17.58	%(3)	(5.25)%		22.44%		8.77%		2.28%	12.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$189,443		$154,772		$134,355		$78,948		$61,538	$52,480

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.69	%(6)	0.69%		0.70%		0.72%		0.72%	0.74%

Net investment income	1.09	%(6)	1.02%		1.09%		1.23%		1.20%	1.19%

Portfolio Turnover of the Fund(7)	—		—		1%		—		—	—

Portfolio Turnover of the Portfolio	0	%(3)(8)(9)	1	%(8)	0	%(8)(9)	1	%(8)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Currently, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (8.6% and 4.4% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2019). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the respective Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Deferred capital losses

Short-term	$4,580,647	$1,002,414

Long-term	1,390,272	475,110

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2019, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $599,732. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2019 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$115,615	$41,240

EVD’s Class A Sales Charges	$11,239	$20,030

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,746,481	$689,338

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2019, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Distribution Fees	$2,449	$2,259

Class C Distribution Fees	$157,341	$269,939

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Service Fees	$816	$753

Class C Service Fees	$52,447	$89,980

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$—	$5,000

Class B	$—	$—

Class C	$100	$2,000

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2019, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$19,856,905	$76,191,907

Tax-Managed Growth Fund 1.2	$4,380,096	$19,924,316

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$65,799,484

Tax-Managed Growth Fund 1.2	14,190,703

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	62,319	—	6,823	2,152,109

Redemptions	(1,113,899)	(357)	(40,627)	(2,062,880)

Converted from Class B shares	9,884	—	—	—

Converted from Class C shares	3,917,044	—	—	—

Converted to Class A shares	—	(9,406)	(4,361,633)	—

Net increase (decrease)	2,875,348	(9,763)	(4,395,437)	89,229

	Year Ended December 31, 2018
	Class A	Class B	Class C	Class I

Sales	263,086	161	14,755	2,521,491

Issued to shareholders electing to receive payments of distributions in Fund shares	180,624	—	7,463	28,715

Redemptions	(1,796,496)	(4,576)	(716,133)	(1,885,774)

Converted from Class B shares	18,867	—	—	—

Converted to Class A shares	—	(19,228)	—	—

Net increase (decrease)	(1,333,919)	(23,643)	(693,915)	664,432

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	372,500	—	154,544	1,419,054

Redemptions	(1,091,771)	(1,228)	(279,548)	(1,118,339)

Converted from Class B shares	15,605	—	—	—

Converted from Class C shares	4,057,907	—	—	—

Converted to Class A shares	—	(14,593)	(4,171,088)	—

Net increase (decrease)	3,354,241	(15,821)	(4,296,092)	300,715

	Year Ended December 31, 2018
	Class A	Class B	Class C	Class I

Sales	1,299,425	1	375,180	3,272,616

Issued to shareholders electing to receive payments of distributions in Fund shares	129,900	—	—	64,656

Redemptions	(2,231,307)	(5,713)	(1,355,642)	(2,015,026)

Converted from Class B shares	39,861	—	—	—

Converted to Class A shares	—	(40,275)	—	—

Net increase (decrease)	(762,121)	(45,987)	(980,462)	1,322,246

24

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value

Aerospace & Defense — 2.9%

Arconic, Inc.	4	$103

Boeing Co. (The)	946,159	344,411,338

General Dynamics Corp.	136,698	24,854,430

Huntington Ingalls Industries, Inc.	1,096	246,315

L3Harris Technologies, Inc.	444	83,974

Lockheed Martin Corp.	75,760	27,541,790

Northrop Grumman Corp.	44,132	14,259,490

Raytheon Co.	246,559	42,871,679

TransDigm Group, Inc.(1)	847	409,779

United Technologies Corp.	833,594	108,533,939

		$563,212,837

Air Freight & Logistics — 1.4%

C.H. Robinson Worldwide, Inc.	654,983	$55,247,816

Expeditors International of Washington, Inc.	1,300	98,618

FedEx Corp.	307,363	50,465,931

United Parcel Service, Inc., Class B	1,636,993	169,052,267

		$274,864,632

Airlines — 0.0%(2)

American Airlines Group, Inc.	66,989	$2,184,512

Delta Air Lines, Inc.	56,768	3,221,584

Southwest Airlines Co.	27,758	1,409,551

		$6,815,647

Auto Components — 0.6%

Adient PLC	15,055	$365,385

Aptiv PLC	886,000	71,615,380

BorgWarner, Inc.	800	33,584

Garrett Motion, Inc.(1)	36,184	555,424

Gentex Corp.	1,443,192	35,516,955

		$108,086,728

Automobiles — 0.1%

Daimler AG	38,000	$2,116,600

Ford Motor Co.	1,212,584	12,404,734

General Motors Co.	73,598	2,835,731

Harley-Davidson, Inc.	20,162	722,404

Tesla, Inc.(1)	7,397	1,652,934

Toyota Motor Corp. ADR	5,000	619,950

		$20,352,353

Security	Shares	Value

Banks — 5.8%

Bank of America Corp.	3,136,929	$90,970,941

Bank of Montreal	4	302

BB&T Corp.	1,455,579	71,512,596

CIT Group, Inc.	34,570	1,816,308

Citigroup, Inc.	859,598	60,197,648

Commerce Bancshares, Inc.	63,157	3,767,946

CVB Financial Corp.	268,604	5,648,742

Fifth Third Bancorp	1,308,211	36,499,087

First Republic Bank	1,200	117,180

HSBC Holdings PLC	220,592	1,842,223

HSBC Holdings PLC ADR	424	17,698

Huntington Bancshares, Inc.	144,510	1,997,128

ING Groep NV ADR	131,519	1,521,675

JPMorgan Chase & Co.	3,611,974	403,818,693

KeyCorp	111,489	1,978,930

M&T Bank Corp.	230,611	39,220,013

PNC Financial Services Group, Inc. (The)	88,731	12,180,992

Regions Financial Corp.	714,736	10,678,156

Societe Generale SA	460,793	11,630,130

Sterling Bancorp	103,627	2,205,182

SunTrust Banks, Inc.	481,054	30,234,244

SVB Financial Group(1)	28,107	6,312,551

Synovus Financial Corp.	1,565	54,775

Toronto-Dominion Bank (The)	30,213	1,763,231

U.S. Bancorp	1,523,583	79,835,749

Wells Fargo & Co.	5,048,673	238,903,206

Western Alliance Bancorp(1)	23,987	1,072,699

		$1,115,798,025

Beverages — 2.4%

Anheuser-Busch InBev SA/NV ADR	25,379	$2,246,295

Boston Beer Co., Inc. (The), Class A(1)	4,730	1,786,805

Brown-Forman Corp., Class A	9,750	536,250

Brown-Forman Corp., Class B	93,782	5,198,336

Coca-Cola Co. (The)	3,288,963	167,473,996

Constellation Brands, Inc., Class A	39,872	7,852,392

Diageo PLC ADR	5,226	900,544

Keurig Dr Pepper, Inc.	2,700	78,030

Molson Coors Brewing Co., Class B	186,000	10,416,000

Monster Beverage Corp.(1)	171,250	10,930,888

PepsiCo, Inc.	1,955,410	256,412,913

		$463,832,449

Biotechnology — 3.2%

AbbVie, Inc.	1,677,002	$121,951,586

Agios Pharmaceuticals, Inc.(1)	74,972	3,739,603

Alexion Pharmaceuticals, Inc.(1)	470,965	61,686,996

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)

Alkermes PLC(1)	5,000	$112,700

Alnylam Pharmaceuticals, Inc.(1)	188,700	13,692,072

Amgen, Inc.	672,553	123,938,067

Argenx SE ADR(1)	223,910	31,701,178

Biogen, Inc.(1)	234,068	54,741,483

Bluebird Bio, Inc.(1)	138,545	17,622,924

Celgene Corp.(1)	241,907	22,361,883

Exact Sciences Corp.(1)	130,554	15,410,594

Gilead Sciences, Inc.	1,123,774	75,922,171

Incyte Corp.(1)	82,222	6,985,581

Neurocrine Biosciences, Inc.(1)	64,045	5,407,319

Regeneron Pharmaceuticals, Inc.(1)	18,129	5,674,377

Sarepta Therapeutics, Inc.(1)	112,248	17,056,084

Vertex Pharmaceuticals, Inc.(1)	239,646	43,946,284

		$621,950,902

Building Products — 0.4%

A.O. Smith Corp.	27,845	$1,313,170

Fortune Brands Home & Security, Inc.	2,923	166,991

Johnson Controls International PLC	335,950	13,878,095

Lennox International, Inc.	216,960	59,664,000

Lennox International, Inc.(3)	25,181	6,920,274

Masco Corp.	25,000	981,000

Resideo Technologies, Inc.(1)	60,308	1,321,951

		$84,245,481

Capital Markets — 4.2%

Affiliated Managers Group, Inc.	58,716	$5,410,092

Ameriprise Financial, Inc.	216,131	31,373,576

Bank of New York Mellon Corp. (The)	474,409	20,945,157

BlackRock, Inc.	11,190	5,251,467

Brookfield Asset Management, Inc., Class A	116,482	5,565,510

Cboe Global Markets, Inc.	192,511	19,949,915

Charles Schwab Corp. (The)	3,896,040	156,581,848

CME Group, Inc.	207,818	40,339,552

E*TRADE Financial Corp.	4,593	204,848

FactSet Research Systems, Inc.	7,808	2,237,460

Federated Investors, Inc., Class B	549	17,842

Franklin Resources, Inc.	211,191	7,349,447

Goldman Sachs Group, Inc. (The)	675,787	138,266,020

Intercontinental Exchange, Inc.	146,656	12,603,617

Invesco Ltd.	1,401	28,664

Legg Mason, Inc.	122,902	4,704,689

LPL Financial Holdings, Inc.	215,573	17,584,290

Moody’s Corp.	241,466	47,160,724

Security	Shares	Value

Capital Markets (continued)

Morgan Stanley	2,565,982	$112,415,671

Nasdaq, Inc.	71,203	6,847,593

Northern Trust Corp.	2,500	225,000

Raymond James Financial, Inc.	39,363	3,328,142

S&P Global, Inc.	231,284	52,684,182

SEI Investments Co.	150,000	8,415,000

State Street Corp.	539,168	30,225,758

Stifel Financial Corp.	112,796	6,661,732

T. Rowe Price Group, Inc.	544,617	59,749,931

UBS Group AG(1)	9	107

Waddell & Reed Financial, Inc., Class A	9,248	154,164

		$796,281,998

Chemicals — 1.4%

AdvanSix, Inc.(1)	1,768	$43,192

Air Products and Chemicals, Inc.	9,369	2,120,861

Albemarle Corp.	90,157	6,347,954

Balchem Corp.	17,292	1,728,681

Celanese Corp., Series A	16,713	1,801,661

Chemours Co. (The)	151	3,624

Corteva, Inc.(1)	430,444	12,728,229

Dow, Inc.(1)	426,496	21,030,518

DuPont de Nemours, Inc.	430,444	32,313,431

Eastman Chemical Co.	650	50,589

Ecolab, Inc.	578,361	114,191,596

International Flavors & Fragrances, Inc.	5,000	725,450

Linde PLC	6,143	1,233,514

LyondellBasell Industries NV, Class A	4,274	368,120

NewMarket Corp.	12,318	4,938,779

PPG Industries, Inc.	374,722	43,733,805

Sherwin-Williams Co. (The)	47,054	21,564,378

Westlake Chemical Corp.	1,000	69,460

		$264,993,842

Commercial Services & Supplies — 0.2%

Copart, Inc.(1)	3,800	$284,012

Pitney Bowes, Inc.	14,270	61,076

Republic Services, Inc.	1,750	151,620

Stericycle, Inc.(1)	13,300	635,075

Waste Connections, Inc.	115,655	11,054,305

Waste Management, Inc.	198,363	22,885,139

		$35,071,227

Communications Equipment — 1.8%

Arista Networks, Inc.(1)	777,596	$201,879,473

Cisco Systems, Inc.	2,502,138	136,942,013

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment (continued)

Juniper Networks, Inc.	285,300	$7,597,539

Motorola Solutions, Inc.	38,385	6,399,931

Nokia Oyj ADR	192	962

		$352,819,918

Construction & Engineering — 0.0%(2)

Fluor Corp.	2,400	$80,856

Jacobs Engineering Group, Inc.	56,851	4,797,656

Quanta Services, Inc.	2,000	76,380

		$4,954,892

Construction Materials — 0.0%(2)

Vulcan Materials Co.	38,764	$5,322,685

		$5,322,685

Consumer Finance — 1.5%

American Express Co.	1,054,038	$130,110,451

Capital One Financial Corp.	131,863	11,965,249

Discover Financial Services	1,235,428	95,856,858

LendingClub Corp.(1)	79,691	261,386

Navient Corp.	10,200	139,230

SLM Corp.	10,200	99,144

Synchrony Financial	1,648,721	57,161,157

		$295,593,475

Containers & Packaging — 0.1%

Amcor PLC(1)	259,499	$2,981,638

AptarGroup, Inc.	65,000	8,082,100

Avery Dennison Corp.	2,250	260,280

Ball Corp.	53,090	3,715,769

Crown Holdings, Inc.(1)	13,787	842,386

International Paper Co.	42,284	1,831,743

Packaging Corp. of America	5,590	532,839

Sealed Air Corp.	6,200	265,236

Sonoco Products Co.	390	25,482

WestRock Co.	39,303	1,433,380

		$19,970,853

Distributors — 0.1%

Genuine Parts Co.	211,037	$21,859,212

LKQ Corp.(1)	49,518	1,317,674

		$23,176,886

Security	Shares	Value

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	25,610	$750,373

Service Corporation International	8,100	378,918

		$1,129,291

Diversified Financial Services — 2.5%

Berkshire Hathaway, Inc., Class A(1)	453	$144,212,550

Berkshire Hathaway, Inc., Class B(1)	1,544,062	329,147,697

		$473,360,247

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	701,931	$23,521,708

CenturyLink, Inc.	5,086	59,811

Frontier Communications Corp.(1)	894	1,564

Verizon Communications, Inc.	1,185,329	67,717,846

Windstream Holdings, Inc.(1)	821	189

		$91,301,118

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$2,779,560

Entergy Corp.	1,300	133,809

Exelon Corp.	28,310	1,357,181

NextEra Energy, Inc.	132,951	27,236,342

Southern Co. (The)	97,898	5,411,802

		$36,918,694

Electrical Equipment — 0.9%

Acuity Brands, Inc.	11,121	$1,533,697

AMETEK, Inc.	64,232	5,834,835

Eaton Corp. PLC	85,806	7,145,924

Emerson Electric Co.	2,161,529	144,217,215

Hubbell, Inc.	1,978	257,931

nVent Electric PLC	4	99

Rockwell Automation, Inc.	123,165	20,178,122

		$179,167,823

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	11,144	$1,069,156

CDW Corp.	142,695	15,839,145

Corning, Inc.	1,589,648	52,824,003

Keysight Technologies, Inc.(1)	13,835	1,242,521

Knowles Corp.(1)	8,001	146,498

TE Connectivity, Ltd.	40,541	3,883,017

Trimble, Inc.(1)	3,200	144,352

		$75,148,692

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 0.4%

Apergy Corp.(1)	110,947	$3,721,162

Core Laboratories NV	16,652	870,567

Frank’s International NV(1)	1,500,000	8,190,000

Halliburton Co.	951,372	21,634,199

National Oilwell Varco, Inc.	5,061	112,506

Schlumberger, Ltd.	1,186,311	47,143,999

Transocean, Ltd.(1)	3,626	23,243

		$81,695,676

Entertainment — 2.6%

Activision Blizzard, Inc.	218,092	$10,293,943

Electronic Arts, Inc.(1)	49,120	4,973,891

Liberty Braves Group, Series A(1)	1,236	34,361

Liberty Braves Group, Series C(1)	2,473	69,170

Liberty Formula One, Series A(1)	3,091	110,843

Liberty Formula One, Series C(1)	6,183	231,306

Live Nation Entertainment, Inc.(1)	24,800	1,643,000

Madison Square Garden Co. (The), Class A(1)	1,000	279,940

Netflix, Inc.(1)	150,530	55,292,680

Spotify Technology SA(1)	12,229	1,788,124

Viacom, Inc., Class B	371,798	11,105,606

Walt Disney Co. (The)	2,961,038	413,479,346

		$499,302,210

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	32,841	$6,714,343

AvalonBay Communities, Inc.	7,000	1,422,260

Host Hotels & Resorts, Inc.	222,765	4,058,778

ProLogis, Inc.	28,120	2,252,412

Public Storage	49	11,670

Simon Property Group, Inc.	25,563	4,083,945

		$18,543,408

Food & Staples Retailing — 2.1%

Costco Wholesale Corp.	892,365	$235,816,375

Kroger Co. (The)	145,541	3,159,695

Sprouts Farmers Market, Inc.(1)	1,554,670	29,367,716

Sysco Corp.	443,059	31,333,133

Walgreens Boots Alliance, Inc.	621,526	33,978,827

Walmart, Inc.	610,621	67,467,514

		$401,123,260

Food Products — 1.7%

Archer-Daniels-Midland Co.	307,441	$12,543,593

Campbell Soup Co.	751,320	30,105,392

Security	Shares	Value

Food Products (continued)

Conagra Brands, Inc.	441,775	$11,715,873

Flowers Foods, Inc.	261,924	6,094,972

General Mills, Inc.	19,387	1,018,205

Hain Celestial Group, Inc. (The)(1)	17,240	377,556

Hershey Co. (The)	555,434	74,444,819

Hormel Foods Corp.	289,691	11,744,073

JM Smucker Co. (The)	19,434	2,238,602

Kellogg Co.	67,139	3,596,636

Kraft Heinz Co. (The)	77,171	2,395,388

Lamb Weston Holdings, Inc.	95,308	6,038,715

McCormick & Co., Inc.	58,390	9,051,034

Mondelez International, Inc., Class A	702,752	37,878,333

Nestle SA	1,118,348	115,773,858

Tyson Foods, Inc., Class A	27,528	2,222,611

		$327,239,660

Health Care Equipment & Supplies — 2.3%

Abbott Laboratories	1,862,909	$156,670,647

ABIOMED, Inc.(1)	80,924	21,079,893

Alcon, Inc.(1)	22,924	1,422,434

Align Technology, Inc.(3)	18,700	5,115,119

Avanos Medical, Inc.(1)	542	23,637

Baxter International, Inc.	34,115	2,794,019

Becton, Dickinson and Co.	13,723	3,458,333

Boston Scientific Corp.(1)	88,377	3,798,443

Danaher Corp.	146,360	20,917,771

DexCom, Inc.(1)	94,962	14,229,106

Edwards Lifesciences Corp.(1)	9,675	1,787,360

Hologic, Inc.(1)	154,947	7,440,555

Intuitive Surgical, Inc.(1)	139,737	73,299,043

Medtronic PLC	533,555	51,962,921

Penumbra, Inc.(1)	67,983	10,877,280

Smith & Nephew PLC ADR	5,500	239,470

Stryker Corp.	273,313	56,187,687

Varian Medical Systems, Inc.(1)	5,609	763,553

Zimmer Biomet Holdings, Inc.	151,526	17,840,671

		$449,907,942

Health Care Providers & Services — 1.1%

Acadia Healthcare Co., Inc.(1)	32,000	$1,118,400

Anthem, Inc.	142,552	40,229,600

Cardinal Health, Inc.	29,103	1,370,751

Centene Corp.(1)	61,728	3,237,016

Cigna Corp.(1)	25,889	4,078,812

Covetrus, Inc.(1)	10,538	257,760

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services (continued)

CVS Health Corp.	1,240,417	$67,590,322

DaVita, Inc.(1)	157,055	8,835,914

HCA Healthcare, Inc.	187,964	25,407,094

Henry Schein, Inc.(1)	26,346	1,841,585

Humana, Inc.	1,323	350,992

McKesson Corp.	6,096	819,242

Molina Healthcare, Inc.(1)	151,406	21,672,255

UnitedHealth Group, Inc.	106,567	26,003,414

		$202,813,157

Health Care Technology — 0.0%(2)

Cerner Corp.	17,440	$1,278,352

		$1,278,352

Hotels, Restaurants & Leisure — 4.2%

Aramark	105,669	$3,810,424

Carnival Corp.	21,669	1,008,692

Chipotle Mexican Grill, Inc.(1)	121,117	88,764,227

Choice Hotels International, Inc.	30,002	2,610,474

Darden Restaurants, Inc.	21,300	2,592,849

Domino’s Pizza, Inc.	148	41,185

Dunkin’ Brands Group, Inc.	3,300	262,878

Hilton Worldwide Holdings, Inc.	106,201	10,380,086

Hyatt Hotels Corp., Class A(3)	653,442	49,746,539

Marriott International, Inc., Class A	1,575,495	221,026,194

McDonald’s Corp.	42,274	8,778,619

MGM Resorts International	230,246	6,578,128

Starbucks Corp.	4,033,650	338,140,879

Texas Roadhouse, Inc.	398,116	21,366,886

Yum China Holdings, Inc.	360,498	16,655,008

Yum! Brands, Inc.	323,791	35,833,950

		$807,597,018

Household Durables — 0.2%

D.R. Horton, Inc.	5,956	$256,882

Leggett & Platt, Inc.	53,479	2,051,989

Lennar Corp., Class A	8,589	416,223

Lennar Corp., Class B	21	809

Mohawk Industries, Inc.(1)	2,820	415,865

Newell Brands, Inc.	479,252	7,390,066

NVR, Inc.(1)	1,822	6,140,596

PulteGroup, Inc.	184,783	5,842,839

Tempur Sealy International, Inc.(1)	135,025	9,906,784

Toll Brothers, Inc.	2,223	81,406

Whirlpool Corp.	1,391	198,023

		$32,701,482

Security	Shares	Value

Household Products — 1.7%

Church & Dwight Co., Inc.	126,120	$9,214,327

Clorox Co. (The)	15,401	2,358,047

Colgate-Palmolive Co.	1,495,860	107,208,286

Energizer Holdings, Inc.	9,500	367,080

Kimberly-Clark Corp.	78,958	10,523,523

Procter & Gamble Co. (The)	1,875,440	205,641,996

		$335,313,259

Independent Power and Renewable Electricity Producers — 0.0%(2)

AES Corp. (The)	1,730	$28,995

NRG Energy, Inc.	461	16,190

		$45,185

Industrial Conglomerates — 1.4%

3M Co.	702,178	$121,715,535

Carlisle Cos., Inc.	55,809	7,836,142

General Electric Co.	5,561,545	58,396,222

Honeywell International, Inc.	383,614	66,975,168

Roper Technologies, Inc.	20,247	7,415,666

		$262,338,733

Insurance — 1.8%

Aegon NV ADR	5	$25

Aflac, Inc.	706,153	38,704,246

Alleghany Corp.(1)	3,985	2,714,223

Allstate Corp. (The)	37,408	3,804,019

American International Group, Inc.	160,299	8,540,731

Aon PLC	131,568	25,389,993

Arch Capital Group, Ltd.(1)	214,103	7,938,939

Arthur J. Gallagher & Co.	444,814	38,961,258

Assurant, Inc.	11,200	1,191,456

Brighthouse Financial, Inc.(1)	936	34,342

Chubb, Ltd.	32,585	4,799,445

Cincinnati Financial Corp.	157,889	16,368,353

Fidelity National Financial, Inc.	55,779	2,247,894

Hartford Financial Services Group, Inc.	32,187	1,793,460

Lincoln National Corp.	2,950	190,127

Markel Corp.(1)	6,362	6,932,035

Marsh & McLennan Cos., Inc.	153,381	15,299,755

MetLife, Inc.	16,661	827,552

Progressive Corp. (The)	1,327,708	106,123,700

Prudential Financial, Inc.	20,261	2,046,361

Reinsurance Group of America, Inc.	6,425	1,002,493

Torchmark Corp.	451,274	40,370,972

Travelers Cos., Inc. (The)	127,524	19,067,388

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Trisura Group, Ltd.(1)	124	$2,852

Willis Towers Watson PLC	101	19,346

WR Berkley Corp.	2,250	148,342

		$344,519,307

Interactive Media & Services — 7.4%

Alphabet, Inc., Class A(1)	296,781	$321,354,467

Alphabet, Inc., Class C(1)	375,470	405,849,278

Baidu, Inc. ADR(1)	72,500	8,508,600

CarGurus, Inc.(1)	37,803	1,365,066

Cars.com, Inc.(1)	400	7,888

Facebook, Inc., Class A(1)	3,401,272	656,445,496

IAC/InterActiveCorp.(1)	6,680	1,453,100

Twitter, Inc.(1)	566,557	19,772,839

Yelp, Inc.(1)	149,508	5,110,184

		$1,419,866,918

Internet & Direct Marketing Retail — 4.8%

Alibaba Group Holding, Ltd. ADR(1)	220,999	$37,448,280

Altaba, Inc.(1)	144,070	9,994,136

Amazon.com, Inc.(1)	381,474	722,370,611

Booking Holdings, Inc.(1)	51,561	96,661,922

Ctrip.com International, Ltd. ADR(1)	5,200	191,932

eBay, Inc.	1,339,616	52,914,832

Expedia Group, Inc.	2,670	355,190

Qurate Retail, Inc.(1)	97,587	1,209,103

Wayfair, Inc., Class A(1)	60,453	8,826,138

		$929,972,144

IT Services — 3.3%

Accenture PLC, Class A	795,796	$147,039,227

Akamai Technologies, Inc.(1)	226,957	18,188,334

Alliance Data Systems Corp.	686	96,129

Automatic Data Processing, Inc.	166,961	27,603,662

Broadridge Financial Solutions, Inc.	50,205	6,410,174

Cognizant Technology Solutions Corp., Class A	6,590	417,740

Fidelity National Information Services, Inc.	18,757	2,301,109

First Data Corp., Class A(1)	16,886	457,104

Fiserv, Inc.(1)	649,994	59,253,453

International Business Machines Corp.	550,509	75,915,191

Mastercard, Inc., Class A	80,067	21,180,124

Okta, Inc.(1)	176,539	21,804,332

Paychex, Inc.	370,540	30,491,737

PayPal Holdings, Inc.(1)	168,813	19,322,336

Sabre Corp.	157,290	3,491,838

Security	Shares	Value

IT Services (continued)

Shopify, Inc., Class A(1)	12,524	$3,759,079

Square, Inc., Class A(1)	233,901	16,964,840

Total System Services, Inc.	5	641

Twilio, Inc., Class A(1)	242,604	33,079,055

VeriSign, Inc.(1)	19,370	4,051,429

Visa, Inc., Class A	858,357	148,967,857

Western Union Co. (The)	83,244	1,655,723

		$642,451,114

Leisure Products — 0.0%(2)

Hasbro, Inc.	786	$83,064

Mattel, Inc.(1)	3,941	44,179

Polaris Industries, Inc.	42,099	3,840,692

		$3,967,935

Life Sciences Tools & Services — 0.5%

Agilent Technologies, Inc.	658,756	$49,189,311

Illumina, Inc.(1)	82,523	30,380,842

IQVIA Holdings, Inc.(1)	34,269	5,513,882

Thermo Fisher Scientific, Inc.	44,985	13,211,195

		$98,295,230

Machinery — 1.6%

Caterpillar, Inc.	271,825	$37,047,029

Cummins, Inc.	525	89,953

Deere & Co.	176,903	29,314,596

Donaldson Co., Inc.	138,864	7,062,623

Dover Corp.	340,788	34,146,958

Fortive Corp.	30,455	2,482,692

Illinois Tool Works, Inc.	1,059,776	159,824,818

Ingersoll-Rand PLC	20,103	2,546,447

Lincoln Electric Holdings, Inc.	53,660	4,417,291

Manitowoc Co., Inc. (The)(1)	11,435	203,543

Middleby Corp.(1)	2,000	271,400

PACCAR, Inc.	186,094	13,335,496

Parker-Hannifin Corp.	18,857	3,205,879

Pentair PLC	4	149

Snap-on, Inc.	29,674	4,915,201

Stanley Black & Decker, Inc.	288	41,648

WABCO Holdings, Inc.(1)	3,080	408,408

Wabtec Corp.	44,679	3,206,165

Welbilt, Inc.(1)	45,741	763,875

Xylem, Inc.	9,450	790,398

		$304,074,569

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.8%

CBS Corp., Class B	566,570	$28,271,843

Comcast Corp., Class A	2,684,866	113,516,135

Discovery, Inc., Class A(1)	21,930	673,251

Discovery, Inc., Class C(1)	207	5,889

Fox Corp., Class A(1)	5,412	198,296

Interpublic Group of Cos., Inc. (The)	726	16,400

Liberty Broadband Corp., Series A(1)	3,091	317,878

Liberty Broadband Corp., Series C(1)	6,183	644,392

Liberty Global PLC, Class A(1)	8,854	238,970

Liberty Global PLC, Class C(1)	27,614	732,599

Liberty Latin America Ltd., Class A(1)	1,546	26,638

Liberty Latin America Ltd., Class C(1)	4,825	82,942

Liberty SiriusXM Group, Series A(1)	12,367	467,596

Liberty SiriusXM Group, Series C(1)	24,734	939,397

News Corp., Class A	24	324

Omnicom Group, Inc.	104,211	8,540,092

Sinclair Broadcast Group, Inc., Class A	2,500	134,075

Sirius XM Holdings, Inc.	53,280	297,302

TEGNA, Inc.	1,201	18,195

		$155,122,214

Metals & Mining — 0.2%

Alcoa Corp.(1)	5,862	$137,229

Cleveland-Cliffs, Inc.	527,743	5,631,018

Freeport-McMoRan, Inc.	39,813	462,229

Glencore PLC	598,405	2,071,033

Nucor Corp.	232,117	12,789,647

Sibanye Gold, Ltd.(1)	64	75

Southern Copper Corp.	12,126	471,095

Steel Dynamics, Inc.	232,124	7,010,145

		$28,572,471

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	52,125	$4,570,320

Dominion Energy, Inc.	13,510	1,044,593

DTE Energy Co.	64,168	8,205,804

Sempra Energy	66,344	9,118,320

WEC Energy Group, Inc.	8,855	738,241

		$23,677,278

Multiline Retail — 0.1%

Dollar Tree, Inc.(1)	142,658	$15,320,043

Nordstrom, Inc.	7,429	236,688

Target Corp.	36,405	3,153,037

		$18,709,768

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.3%

Anadarko Petroleum Corp.	405,576	$28,617,443

Antero Resources Corp.(1)	1,876,986	10,379,733

Apache Corp.	175,832	5,093,853

California Resources Corp.(1)	275	5,412

Cheniere Energy, Inc.(1)	642,304	43,965,709

Chesapeake Energy Corp.(1)	284	554

Chevron Corp.	989,684	123,156,277

Concho Resources, Inc.	40,000	4,127,200

ConocoPhillips	281,674	17,182,114

Devon Energy Corp.	1,378,677	39,319,868

EOG Resources, Inc.	818,071	76,211,494

EQT Corp.	180,474	2,853,294

Equitrans Midstream Corp.(1)	144,379	2,845,710

Exxon Mobil Corp.	2,859,015	219,086,319

Hess Corp.	64,190	4,080,558

HollyFrontier Corp.	8,000	370,240

Kinder Morgan, Inc.	50,432	1,053,020

Marathon Oil Corp.	123,481	1,754,665

Marathon Petroleum Corp.	166,645	9,312,123

Murphy Oil Corp.	145,312	3,581,941

Occidental Petroleum Corp.	25,712	1,292,799

Phillips 66	180,146	16,850,857

Pioneer Natural Resources Co.	15,875	2,442,527

Range Resources Corp.	669,731	4,674,722

Royal Dutch Shell PLC, Class A, ADR	40,356	2,625,965

Southwestern Energy Co.(1)	720	2,275

Valero Energy Corp.	26,175	2,240,842

Williams Cos., Inc. (The)	56,025	1,570,941

WPX Energy, Inc.(1)	666	7,666

		$624,706,121

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	39,413	$7,216,914

Unilever NV - NY Shares	19,032	1,155,623

Unilever PLC ADR	18,708	1,159,335

		$9,531,872

Pharmaceuticals — 5.0%

Allergan PLC	103,694	$17,361,486

AstraZeneca PLC ADR	870	35,914

Bristol-Myers Squibb Co.	2,094,474	94,984,396

Catalent, Inc.(1)	45,943	2,490,570

Eli Lilly & Co.	1,916,030	212,276,964

GlaxoSmithKline PLC ADR	1,468	58,749

Johnson & Johnson	2,302,192	320,649,302

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals (continued)

Mallinckrodt PLC(1)	6	$55

Merck & Co., Inc.	1,512,226	126,800,150

Novartis AG ADR	114,621	10,466,043

Novo Nordisk A/S ADR	1,287,041	65,690,573

Pfizer, Inc.	2,095,036	90,756,960

Roche Holding AG ADR	35,808	1,256,861

Sanofi ADR	5,100	220,677

Takeda Pharmaceutical Co., Ltd. ADR(1)	31,905	564,718

Teva Pharmaceutical Industries, Ltd. ADR(1)	576,992	5,325,636

Zoetis, Inc.	44,659	5,068,350

		$954,007,404

Professional Services — 0.2%

Equifax, Inc.	12,654	$1,711,327

Nielsen Holdings PLC	72,356	1,635,246

On Assignment, Inc.(1)	170,225	10,315,635

Verisk Analytics, Inc.	102,837	15,061,507

		$28,723,715

Road & Rail — 0.9%

Canadian National Railway Co.	405,943	$37,541,609

Canadian Pacific Railway, Ltd.	942	221,596

CSX Corp.	261,840	20,258,561

Kansas City Southern	12,000	1,461,840

Norfolk Southern Corp.	238,493	47,538,810

Union Pacific Corp.	429,286	72,596,555

		$179,618,971

Semiconductors & Semiconductor Equipment — 5.3%

Analog Devices, Inc.	635,826	$71,765,681

Applied Materials, Inc.	112,607	5,057,180

ASML Holding NV - NY Shares	12,063	2,508,260

Broadcom, Inc.	89,633	25,801,755

Cypress Semiconductor Corp.	107,346	2,387,375

Intel Corp.	7,255,880	347,338,976

Lam Research Corp.	49,213	9,244,170

Marvell Technology Group, Ltd.	95,391	2,276,983

Microchip Technology, Inc.	577,298	50,051,737

Micron Technology, Inc.(1)	216,134	8,340,611

NVIDIA Corp.	455,735	74,845,359

Qorvo, Inc.(1)	13,586	904,963

QUALCOMM, Inc.	3,825,109	290,976,042

Texas Instruments, Inc.	1,035,409	118,823,537

Versum Materials, Inc.	1,129	58,234

Xilinx, Inc.	105,444	12,433,956

		$1,022,814,819

Security	Shares	Value

Software — 6.8%

2U, Inc.(1)	37,324	$1,404,875

Adobe, Inc.(1)	389,569	114,786,506

Autodesk, Inc.(1)	14,312	2,331,425

Box, Inc., Class A(1)	176,143	3,101,878

Cadence Design Systems, Inc.(1)	559,754	39,636,181

CDK Global, Inc.	3	148

Check Point Software Technologies, Ltd.(1)	151,500	17,514,915

Citrix Systems, Inc.	5,976	586,485

Coupa Software, Inc.(1)	28,188	3,568,883

DocuSign, Inc.(1)	873,314	43,412,439

Dropbox, Inc., Class A(1)	1,043,068	26,128,853

Envestnet, Inc.(1)	40,000	2,734,800

Envestnet, Inc.(1)(3)	25,000	1,709,250

FireEye, Inc.(1)	82,732	1,225,261

Fortinet, Inc.(1)	20,179	1,550,353

Guidewire Software, Inc.(1)	67,000	6,792,460

Intuit, Inc.	82,728	21,619,308

LogMeIn, Inc.	1,026	75,596

Manhattan Associates, Inc.(1)	56,873	3,943,005

Microsoft Corp.	3,919,834	525,100,963

Nutanix, Inc., Class A(1)	33,412	866,707

Oracle Corp.	1,742,181	99,252,051

Palo Alto Networks, Inc.(1)	178,467	36,364,436

Paycom Software, Inc.(1)	550,825	124,883,044

Proofpoint, Inc.(1)	34,904	4,197,206

Red Hat, Inc.(1)	1,050	197,148

salesforce.com, Inc.(1)	173,900	26,385,847

ServiceNow, Inc.(1)	185,566	50,950,857

Splunk, Inc.(1)	400,991	50,424,618

Symantec Corp.	72,900	1,586,304

Synopsys, Inc.(1)	8,560	1,101,586

Tableau Software, Inc., Class A(1)	13,699	2,274,308

Teradata Corp.(1)	200	7,170

Tyler Technologies, Inc.(1)	232,333	50,188,575

Workday, Inc., Class A(1)	156,866	32,248,512

		$1,298,151,953

Specialty Retail — 2.4%

Advance Auto Parts, Inc.	78,893	$12,160,567

AutoNation, Inc.(1)	5,940	249,123

AutoZone, Inc.(1)	2,475	2,721,188

Bed Bath & Beyond, Inc.	22,000	255,640

Best Buy Co., Inc.	252,086	17,577,957

Burlington Stores, Inc.(1)	17,552	2,986,473

CarMax, Inc.(1)	6,276	544,945

Dick’s Sporting Goods, Inc.	35,000	1,212,050

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)

Gap, Inc. (The)	154,138	$2,769,860

GNC Holdings, Inc., Class A(1)	900	1,350

Home Depot, Inc. (The)(3)	11,095	2,306,043

Home Depot, Inc. (The)	31,678	6,588,073

L Brands, Inc.	307,212	8,018,233

Lowe’s Cos., Inc.	987,668	99,665,578

O’Reilly Automotive, Inc.(1)	160,453	59,258,502

Ross Stores, Inc.	420,262	41,656,369

Ross Stores, Inc.(3)	60,000	5,943,632

Ross Stores, Inc.(3)	50,000	4,927,875

Signet Jewelers, Ltd.	65,986	1,179,830

Tiffany & Co.	14,845	1,390,086

TJX Cos., Inc. (The)	2,253,076	119,142,659

Tractor Supply Co.	244,964	26,652,083

Ulta Beauty, Inc.(1)	101,010	35,039,359

		$452,247,475

Technology Hardware, Storage & Peripherals — 3.2%

Apple, Inc.	2,807,545	$555,669,306

Dell Technologies, Class C(1)	2,415	122,682

Hewlett Packard Enterprise Co.	42,402	633,910

NetApp, Inc.	481,045	29,680,477

Pure Storage, Inc., Class A(1)	1,300,000	19,851,000

		$605,957,375

Textiles, Apparel & Luxury Goods — 1.7%

Hanesbrands, Inc.	221,909	$3,821,273

Kontoor Brands, Inc.(1)	37,542	1,051,927

NIKE, Inc., Class B	3,484,423	292,517,311

Under Armour, Inc., Class A(1)	2,400	60,840

VF Corp.	262,448	22,924,832

		$320,376,183

Thrifts & Mortgage Finance — 0.0%(2)

Essent Group, Ltd.(1)	48,156	$2,262,850

		$2,262,850

Tobacco — 0.5%

Altria Group, Inc.	603,099	$28,556,738

British American Tobacco PLC ADR	3,399	118,523

Philip Morris International, Inc.	924,445	72,596,666

		$101,271,927

Security	Shares	Value

Trading Companies & Distributors — 0.2%

Fastenal Co.	979,228	$31,913,040

United Rentals, Inc.(1)	6,000	795,780

W.W. Grainger, Inc.	7,012	1,880,829

		$34,589,649

Water Utilities — 0.0%(2)

American Water Works Co., Inc.	900	$104,400

		$104,400

Wireless Telecommunication Services — 0.0%(2)

America Movil SAB de CV, Series L, ADR	270,852	$3,943,605

Sprint Corp.(1)	1	6

Vodafone Group PLC ADR	5	82

		$3,943,693

Total Common Stocks (identified cost $10,283,278,436)		$18,941,807,392

Rights — 0.0%(2)
Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi, Exp. 12/31/20(1)	6,984	$3,632

Total Rights (identified cost $16,440)		$3,632

Short-Term Investments — 1.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(4)	250,959,106	$250,959,106

Total Short-Term Investments (identified cost $250,951,446)		$250,959,106

Total Investments — 99.9% (identified cost $10,534,246,322)		$19,192,770,130

Other Assets, Less Liabilities — 0.1%		$11,667,612

Net Assets — 100.0%		$19,204,437,742

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $10,283,294,876)	$18,941,811,024

Affiliated investment, at value (identified cost, $250,951,446)	250,959,106

Cash	144,707

Dividends and interest receivable	10,308,267

Dividends receivable from affiliated investment	341,592

Receivable for investments sold	5,157,111

Tax reclaims receivable	3,447,918

Total assets	$19,212,169,725

Liabilities

Payable to affiliates:

Investment adviser fee	$6,649,578

Trustees’ fees	27,125

Accrued expenses	1,055,280

Total liabilities	$7,731,983

Commitments and contingencies (Note 8)

Net Assets applicable to investors’ interest in Portfolio	$19,204,437,742

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $5,517,712)	$155,945,067

Dividends from affiliated investment	2,531,924

Total investment income	$158,476,991

Expenses

Investment adviser fee	$38,785,198

Trustees’ fees and expenses	56,000

Custodian fee	1,183,299

Professional fees	170,166

Miscellaneous	212,559

Total expenses	$40,407,222

Net investment income	$118,069,769

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$238,278,329

Investment transactions — affiliated investment	349

Foreign currency transactions	(31,818)

Net realized gain	$238,246,860

Change in unrealized appreciation (depreciation) —

Investments	$2,457,264,043

Investments — affiliated investment	20,411

Foreign currency	45,247

Net change in unrealized appreciation (depreciation)	$2,457,329,701

Net realized and unrealized gain	$2,695,576,561

Net increase in net assets from operations	$2,813,646,330

(1)	Includes $244,758,533 of net realized gains from redeptions in-kind.

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$118,069,769	$214,584,213

Net realized gain	238,246,860	462,326,236

Net change in unrealized appreciation (depreciation)	2,457,329,701	(1,556,354,108)

Net increase (decrease) in net assets from operations	$2,813,646,330	$(879,443,659)

Capital transactions —

Contributions	$932,908,352	$1,599,259,969

Withdrawals	(558,162,694)	(928,460,409)

Net increase in net assets from capital transactions	$374,745,658	$670,799,560

Net increase (decrease) in net assets	$3,188,391,988	$(208,644,099)

Net Assets

At beginning of period	$16,016,045,754	$16,224,689,853

At end of period	$19,204,437,742	$16,016,045,754

37	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018		2017		2016		2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.45	%(2)	0.46%		0.46%		0.47%		0.47%	0.47%

Net investment income	1.33	%(2)	1.25%		1.33%		1.48%		1.44%	1.45%

Portfolio Turnover	0	%(3)(4)(5)	1	%(3)	0	%(3)(4)	1	%(3)	9%	8%

Total Return	17.70	%(5)	(5.02)%		22.76%		9.06%		2.53%	12.73%

Net assets, end of period (000’s omitted)	$19,204,438		$16,016,046		$16,224,690		$12,577,024		$11,055,385	$10,545,696

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(4)	Amount is less than 0.5%.

(5)	Not annualized.

38	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 5.0%, 8.6%, 4.4%, and 0.9% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 81.1% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

39

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2019, the Portfolio’s investment adviser fee amounted to $38,785,198 or 0.44% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $84,289,776 and $24,504,689, respectively, for the six months ended June 30, 2019. In addition, investors contributed securities with an aggregate market value of $906,349,771 and investments having an aggregate market value of $484,884,006 were distributed in payment for capital withdrawals during the six months ended June 30, 2019.

40

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,073,499,738

Gross unrealized appreciation	$16,138,951,995

Gross unrealized depreciation	(19,681,603)

Net unrealized appreciation	$16,119,270,392

5  Restricted Securities

At June 30, 2019, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Align Technology, Inc.	6/20/19	6/20/20	18,700	$5,547,577	$5,115,119

Envestnet, Inc.	8/22/18	8/22/19	25,000	1,476,023	1,709,250

Home Depot, Inc. (The)	6/20/19	6/20/20	11,095	2,305,710	2,306,043

Hyatt Hotels Corp., Class A	8/22/18	8/22/19	653,442	51,465,850	49,746,539

Lennox International, Inc.	6/20/19	6/20/20	25,181	6,827,920	6,920,274

Ross Stores, Inc.	3/21/19	3/21/20	50,000	4,523,568	4,927,875

Ross Stores, Inc.	6/20/19	6/20/20	60,000	6,199,078	5,943,632

Total Restricted Securities				$78,345,726	$76,668,732

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$2,169,536,153	$—		$—	$2,169,536,153

Consumer Discretionary	2,705,139,713	13,177,550		—	2,718,317,263

Consumer Staples	1,522,538,569	115,773,858		—	1,638,312,427

Energy	706,401,797	—		—	706,401,797

Financials	3,014,343,549	13,472,353		—	3,027,815,902

Health Care	2,323,137,868	5,115,119		—	2,328,252,987

Industrials	1,950,757,902	6,920,274		—	1,957,678,176

Information Technology	3,997,343,871	—		—	3,997,343,871

Materials	316,788,743	2,071,108		—	318,859,851

Real Estate	18,543,408	—		—	18,543,408

Utilities	60,745,557	—		—	60,745,557

Total Common Stocks	$18,785,277,130	$156,530,262	*	$—	$18,941,807,392

Rights	$3,632	$—		$—	$3,632

Short-Term Investments	—	250,959,106		—	250,959,106

Total Investments	$18,785,280,762	$407,489,368		$—	$19,192,770,130

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at June 30, 2019).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

43

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

44

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

46

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

47

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

48

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

49

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth

Funds 1.1 & 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019